Revenues	12 Months Ended
Dec. 31, 2018
Revenues
Revenues

10.  Revenues

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Online marketplace services
—Online marketing services	—	1,209,275	11,515,575	1,674,871
—Transaction services	48,276	531,416	1,604,415	233,352
Merchandise sales	456,588	3,385	—	—
	504,864	1,744,076	13,119,990	1,908,223

Contract balances

The Group’s contract liabilities comprised of customer advances and portions of Payables to merchants:

	As of
	January 1, 2018	December 31, 2018	December 31, 2018
	RMB	RMB	US$
Customer advances	56,453	191,482	27,850
Contract liability	38,935	72,939	10,609

Customer advances and contract liability relate to considerations received in advance for online marketing services and transaction services, respectively, for which control of the services occurs at a later point in time. Contract liability is included in Payable to merchants in the Company’s consolidated balance sheets. The significant increase in the balance of customer advances was due to the increase in advance payments from customers in line with the growth in online marketing services revenues. The significant increase in the contract liability was contributed by higher value of orders placed by consumers for which the related transaction services have not been completed. Revenues recognized from the carrying value of customer advances and contract liability as of January 1, 2018 during the year ended December 31, 2018 were RMB44,704 and RMB38,935, respectively.